Business Combination (Details 2) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Revenue
As reported	$ 8,649,904	$ 622,073	$ 11,323,856	$ 1,692,787	$ 2,096,903	$ 482,895
Proforma	8,649,904	8,857,370	21,645,575	14,008,982	2,283,906	3,128,509
Net loss
As reported	(2,912,965)	(1,231,260)	(5,458,785)	(2,584,782)	(9,160,893)	(2,933,543)
Proforma	$ (2,912,965)	$ (1,916,429)	$ (6,511,020)	$ (3,556,105)	$ (9,168,596)	$ (3,348,579)
Basic loss per share
As reported	$ (2.28)	$ (2.93)	$ (5.23)	$ (6.14)	$ (23.09)	$ (9.25)
Proforma	$ (2.28)	$ (4.55)	$ (5.91)	$ (8.45)	$ (23.11)	$ (10.56)